Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Basis of Presentation

Note 1 — Organization and Basis of Presentation

Organization and Nature of Operations

Blue Water Vaccines Inc. (the “Company”) was formed on October 26, 2018, to focus on the research and development of transformational vaccines to prevent infectious diseases worldwide. The Company’s lead vaccine candidates, BWV-101 and BWV-102, are being investigated as a universal influenza vaccine with the potential to protect against all influenza strains and may provide a first-in-class long-term global vaccine that protects millions. The Company’s proprietary, immunogenic, multi-purpose platform enables the Company to bioengineer viral nanoparticles to deliver antigens, enhancing immunity, in an array of infectious disease agents, including influenza. All of the Company’s vaccine candidates are in the pre-clinical developmental stage.

Initial Public Offering

On February 23, 2022, the Company completed its initial public offering (“IPO”) in which the Company issued and sold 2,222,222 shares of its common stock, at a price to the public of $9.00 per share. Proceeds from the IPO, net of underwriting discounts, commissions, and offering costs of $2.9 million, were $17.1 million. In connection with the completion of the IPO, all outstanding shares of convertible preferred stock were converted into 5,626,365 shares of common stock. See Note 6.

Stock Split

On November 24, 2021, the Company’s board of directors approved a 4-for-1 (4:1) stock split (the “Stock Split”) of the Company’s common stock without any change to its par value, which became effective on November 24, 2021. All references to share and per share amounts for all periods presented in these financial statements have been retrospectively restated to reflect the Stock Split and proportional adjustment of the preferred stock conversion ratio. Par values were not adjusted.

Basis of Presentation

The Company’s unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Note 1 — Organization, Plan of Business Operations

Blue Water Vaccines Inc. (the “Company”) was formed on October 26, 2018, to focus on the research and development of transformational vaccines to prevent infectious diseases worldwide. The Company’s lead vaccine candidates, BWV-101 and BWV-102, are being investigated as a universal influenza vaccine with the potential against all influenza strains and may provide a first-in-class long-term global vaccine that protects millions. The Company’s proprietary, immunogenic, multi-purpose platform enables the Company to bioengineer viral nanoparticles to deliver antigens, enhancing immunity, in an array of infectious disease agents, including influenza. All of the Company’s vaccine candidates are in the pre-clinical developmental stage.